Document and Entity Information	Apr. 18, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 18, 2025
Entity Registrant Name	OCEANFIRST FINANCIAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11713
Entity Tax Identification Number	22-3412577
Entity Address, Address Line One	110 West Front Street
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	732
Local Phone Number	240-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001004702
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	OCFC
Security Exchange Name	NASDAQ
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 7.0% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	OCFCP
Security Exchange Name	NASDAQ